UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-34720

                OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: NOVEMBER 30

                   Date of reporting period: FEBRUARY 28, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS                             February 28, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                              Shares              Value
 ----------------------------------------------------------------------------------------------------------
 COMMON STOCKS--95.2%
 ----------------------------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--17.0%
 ----------------------------------------------------------------------------------------------------------
 AUTO COMPONENTS--1.7%
 Continental AG                                                              103,624    $     7,657,912
 ----------------------------------------------------------------------------------------------------------
 AUTOMOBILES--4.6%
 Bayerische Motoren Werke AG                                                 126,169          5,392,923
 ----------------------------------------------------------------------------------------------------------
 PSA Peugeot Citroen                                                          67,490          4,421,882
 ----------------------------------------------------------------------------------------------------------
 Toyota Motor Corp.                                                          275,000         10,706,428
                                                                                         ------------------
                                                                                             20,521,233
 ----------------------------------------------------------------------------------------------------------
 DISTRIBUTORS--0.5%
 Fujitsu Devices, Inc.                                                       169,000          2,036,924
 ----------------------------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--1.5%
 Compass Group plc                                                         1,012,500          4,875,180
 ----------------------------------------------------------------------------------------------------------
 Taito Corp.                                                                   1,498          1,891,487
                                                                                         ------------------
                                                                                              6,766,667
 ----------------------------------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--3.7%
 Barratt Developments plc                                                    497,180          6,436,343
 ----------------------------------------------------------------------------------------------------------
 CFM Corp. 1                                                               1,089,300          1,315,921
 ----------------------------------------------------------------------------------------------------------
 JM AB                                                                       135,747          4,494,737
 ----------------------------------------------------------------------------------------------------------
 Matsushita Electric Industrial Co.                                          203,000          3,038,980
 ----------------------------------------------------------------------------------------------------------
 Waterford Wedgwood plc 1                                                 20,000,000          1,377,119
                                                                                         ------------------
                                                                                             16,663,100
 ----------------------------------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--1.2%
 Agfa Gevaert NV                                                             128,000          4,518,644
 ----------------------------------------------------------------------------------------------------------
 Sega Sammy Holdings, Inc. 1                                                  17,783          1,112,501
                                                                                         ------------------
                                                                                              5,631,145
 ----------------------------------------------------------------------------------------------------------
 MEDIA--1.4%
 Vivendi Universal SA 1                                                      205,660          6,492,233
 ----------------------------------------------------------------------------------------------------------
 SPECIALTY RETAIL--2.4%
 Aoyama Trading Co. 2                                                        144,038          3,809,691
 ----------------------------------------------------------------------------------------------------------
 New Dixons Group plc                                                      2,289,930          7,064,561
                                                                                         ------------------
                                                                                             10,874,252
 CONSUMER STAPLES--10.1%
 ----------------------------------------------------------------------------------------------------------
 BEVERAGES--0.9%
 Heineken NV                                                                 120,800          4,123,708
 ----------------------------------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--0.9%
 J Sainsbury plc                                                             755,000          4,143,248
 ----------------------------------------------------------------------------------------------------------
 FOOD PRODUCTS--6.0%
 CoolBrands International, Inc. 1                                          1,005,300          7,270,371
 ----------------------------------------------------------------------------------------------------------
 Nestle SA                                                                    32,412          9,000,232
 ----------------------------------------------------------------------------------------------------------
 Nutreco Holding NV                                                          132,965          4,579,475
 ----------------------------------------------------------------------------------------------------------
 Unilever NV                                                                  90,996          6,060,777
                                                                                         ------------------
                                                                                             26,910,855
 ----------------------------------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--1.3%
 Reckitt Benckiser plc                                                       184,940          5,829,920
 ----------------------------------------------------------------------------------------------------------
 PERSONAL PRODUCTS--1.0%
 Amore Pacific Corp.                                                          20,000          4,619,214


              1 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.


Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS                             February 28, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                              Shares              Value
 ENERGY--5.5%
 ----------------------------------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--1.4%
 TGS Nopec Geophysical Co. ASA 1                                             203,900    $     6,467,700
 ----------------------------------------------------------------------------------------------------------
 OIL & GAS--4.1%
 ENI SpA                                                                     322,500          8,412,672
 ----------------------------------------------------------------------------------------------------------
 Total SA, B Shares                                                           41,610          9,879,069
                                                                                         ------------------
                                                                                             18,291,741
 FINANCIALS--19.8%
 ----------------------------------------------------------------------------------------------------------
 COMMERCIAL BANKS--9.1%
 Anglo Irish Bank Corp.                                                      455,400         12,000,079
 ----------------------------------------------------------------------------------------------------------
 Bank of Ireland                                                             433,129          7,266,611
 ----------------------------------------------------------------------------------------------------------
 Credit Agricole SA                                                          235,220          6,979,979
 ----------------------------------------------------------------------------------------------------------
 Danske Bank AS                                                              186,100          5,719,456
 ----------------------------------------------------------------------------------------------------------
 Grupo Financiero Inbursa SA de CV                                           950,000          1,955,437
 ----------------------------------------------------------------------------------------------------------
 Lloyds TSB Group plc                                                        753,520          7,093,444
                                                                                         ------------------
                                                                                             41,015,006
 ----------------------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--3.8%
 Ichiyoshi Securities Co. Ltd.                                               597,000          6,570,389
 ----------------------------------------------------------------------------------------------------------
 Investor AB, B Shares                                                       422,792          5,964,305
 ----------------------------------------------------------------------------------------------------------
 Van der Moolen Holding NV 1                                                 570,000          4,551,288
                                                                                         ------------------
                                                                                             17,085,982
 ----------------------------------------------------------------------------------------------------------
 INSURANCE--6.9%
 Aegon NV                                                                    665,792          9,609,551
 ----------------------------------------------------------------------------------------------------------
 Aksigorta AS                                                                325,000          1,583,203
 ----------------------------------------------------------------------------------------------------------
 Fondiaria-Sai SpA                                                           499,939          9,936,552
 ----------------------------------------------------------------------------------------------------------
 Swiss Reinsurance Co.                                                       134,608          9,880,603
                                                                                         ------------------
                                                                                             31,009,909
 HEALTH CARE--11.2%
 ----------------------------------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
 Sysmex Corp.                                                                152,000          7,677,061
 ----------------------------------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--2.4%
 Mediceo Holdings Co. Ltd.                                                   849,100         10,867,570
 ----------------------------------------------------------------------------------------------------------
 PHARMACEUTICALS--7.1%
 GlaxoSmithKline plc                                                         568,550         13,631,722
 ----------------------------------------------------------------------------------------------------------
 Sanofi-Synthelabo SA                                                         87,000          6,958,157
 ----------------------------------------------------------------------------------------------------------
 Takeda Pharmaceutical Co. Ltd.                                              113,000          5,415,439
 ----------------------------------------------------------------------------------------------------------
 UCB SA                                                                      114,200          5,738,731
                                                                                         ------------------
                                                                                             31,744,049
 INDUSTRIALS--13.2%
 ----------------------------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.7%
 Societe Nationale d'Etude et de Construction de Moteurs d'Avion 1           296,879          7,469,149
 ----------------------------------------------------------------------------------------------------------
 AIRLINES--2.6%
 easyJet plc 1                                                             2,600,430         11,621,335
 ----------------------------------------------------------------------------------------------------------
 BUILDING PRODUCTS--0.6%
 Royal Group Technologies Ltd. 1                                             318,500          2,716,572
 ----------------------------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--2.6%
 Bacou-Dalloz SA                                                              64,000          5,800,847
 ----------------------------------------------------------------------------------------------------------


              2 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS                             February 28, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                              Shares              Value
 ----------------------------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES CONTINUED
 Quebecor World, Inc.                                                        265,700    $     6,139,492
                                                                                         ------------------
                                                                                             11,940,339
 ----------------------------------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--3.6%
 Koninklijke Boskalis Westminster NV                                          23,200            883,210
 ----------------------------------------------------------------------------------------------------------
 Okumura Corp.                                                               808,000          5,093,476
 ----------------------------------------------------------------------------------------------------------
 Technical Olympic SA                                                        699,600          4,594,831
 ----------------------------------------------------------------------------------------------------------
 Vinci                                                                        38,310          5,630,840
                                                                                         ------------------
                                                                                             16,202,357
 ----------------------------------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--1.6%
 Alstom 1                                                                  7,765,360          7,197,765
 ----------------------------------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--0.5%
 Alarko Holding AS 1                                                          65,000          2,381,138
 INFORMATION TECHNOLOGY--5.9%
 ----------------------------------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--2.3%
 Nokia Oyj                                                                   343,100          5,540,944
 ----------------------------------------------------------------------------------------------------------
 SunCorp Technologies Ltd.                                                12,956,000          4,776,092
                                                                                         ------------------
                                                                                             10,317,036
 ----------------------------------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--1.0%
 Japan Digital Laboratory Co. Ltd.                                           398,600          4,548,783
 ----------------------------------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--1.4%
 Nichicon Corp.                                                              484,300          6,337,501
 ----------------------------------------------------------------------------------------------------------
 OFFICE ELECTRONICS--1.2%
 Canon, Inc.                                                                 104,800          5,533,729
 MATERIALS--2.5%
 ----------------------------------------------------------------------------------------------------------
 CHEMICALS--1.0%
 Metallgesellschaft AG 1                                                     325,875          4,474,740
 ----------------------------------------------------------------------------------------------------------
 METALS & MINING--1.5%
 Arcelor                                                                     262,830          6,528,987
 TELECOMMUNICATION SERVICES--9.0%
 ----------------------------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--5.9%
 Cable & Wireless plc                                                      2,466,787          6,081,027
 ----------------------------------------------------------------------------------------------------------
 France Telecom SA                                                           282,280          8,522,225
 ----------------------------------------------------------------------------------------------------------
 Maroc Telecom 1                                                             280,000          2,873,411
 ----------------------------------------------------------------------------------------------------------
 Telecom Italia SpA                                                        1,318,100          4,162,697
 ----------------------------------------------------------------------------------------------------------
 Telefonos de Mexico SA de CV, Cl. L                                       2,400,000          4,700,075
                                                                                         ------------------
                                                                                             26,339,435
 ----------------------------------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--3.1%
 KDDI Corp.                                                                    1,561          8,018,529
 ----------------------------------------------------------------------------------------------------------
 Tim Hellas Telecommunications SA, Sponsored ADR                             290,300          5,904,702
                                                                                         ------------------
                                                                                             13,923,231
 UTILITIES--1.0%
 ----------------------------------------------------------------------------------------------------------
 MULTI-UTILITIES & UNREGULATED POWER--1.0%
 Veolia Environnement SA                                                     125,284          4,358,065
                                                                                         ------------------
 Total Common Stocks (Cost $391,713,645)                                                    428,319,591

              3 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.


Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS                             February 28, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
 ----------------------------------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--3.7%
 ----------------------------------------------------------------------------------------------------------
 Undivided interest of 0.94% in joint repurchase agreement
 (Principal Amount/Value $1,752,409,000, with a maturity value of
 $1,752,535,563) with UBS Warburg LLC, 2.60%, dated 2/28/05, to be repurchased at $16,416,186 on 3/1/05, collateralized by Federal
 National Mortgage Assn., 6%, 2/1/34, with a value of
 $1,789,443,338  (Cost $16,415,000)                                   $   16,415,000    $    16,415,000
 ----------------------------------------------------------------------------------------------------------

 Total Investments, at Value (Cost $408,128,645)                                98.9%       444,734,591
 ----------------------------------------------------------------------------------------------------------
 Other Assets Net of Liabilities                                                 1.1          4,999,992
                                                                      -------------------------------------
 Net Assets                                                                    100.0%   $   449,734,583
                                                                      =====================================

 FOOTNOTES TO STATEMENT OF INVESTMENTS

 1. Non-income producing security.
 2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes to Quarterly Statement of Investments.



 Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

 Geographic Holdings                                                             Value          Percent
 ---------------------------------------------------------------------------------------------------------
 Japan                                                                $     82,658,488            18.6%
 France                                                                     73,710,211            16.6
 United Kingdom                                                             66,776,780            15.0
 The Netherlands                                                            29,808,009             6.7
 Italy                                                                      22,511,921             5.1
 Ireland                                                                    20,643,809             4.6
 Switzerland                                                                18,880,835             4.2
 Germany                                                                    17,525,575             3.9
 Canada                                                                     17,442,356             3.9
 United States                                                              16,415,000             3.7
 Greece                                                                     10,499,533             2.4
 Sweden                                                                     10,459,042             2.4
 Belgium                                                                    10,257,375             2.3
 Mexico                                                                      6,655,512             1.5
 Luxembourg                                                                  6,528,987             1.5
 Norway                                                                      6,467,700             1.5
 Denmark                                                                     5,719,456             1.3
 Finland                                                                     5,540,944             1.2
 Hong Kong                                                                   4,776,092             1.1
 Korea, Republic of South                                                    4,619,214             1.0
 Turkey                                                                      3,964,341             0.9
 Morocco                                                                     2,873,411             0.6
                                                                      ------------------------------------
 Total                                                                 $    444,734,591            100.0  %
                                                                      ====================================

              4 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.


Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS                             February 28, 2005/Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  409,497,153
                                              ==============

Gross unrealized appreciation                 $   38,550,647
Gross unrealized depreciation                     (3,313,209)
                                              --------------
Net unrealized appreciation                   $   35,237,438
                                              ==============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


              5 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.



Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS                             February 28, 2005/Unaudited
--------------------------------------------------------------------------------

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of February 28, 2005, the Fund had outstanding foreign currency contracts as follows:

                         EXPIRATION    CONTRACT AMOUNT            VALUATION AS OF          UNREALIZED        UNREALIZED
CONTRACT DESCRIPTION          DATES             (000s)          FEBRUARY 28, 2005        APPRECIATION      DEPRECIATION
------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Canadian Dollar (CAD)        3/1/05                 16CAD             $    12,926        $         --      $        120
Euro (EUR)                  6/21/05             30,600EUR              40,630,082             759,325                --
Japanese Yen (JPY)          6/21/05            850,000JPY               8,208,303             127,501                --
Swedish Krona (SEK)   3/1/05-3/2/05             23,831SEK               3,483,697               3,658                --
                                                                                         ------------      -------------
Total unrealized appreciation and depreciation                                           $    890,484      $        120
                                                                                         ============      =============

              6 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2005,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. Oppenheimer Quest International Value Fund, Inc.


By:      /s/John V. Murphy
         -----------------

         John V. Murphy

         Chief Executive Officer

Date:    April 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/John V. Murphy
         -----------------

         John V. Murphy

         Chief Executive Officer

Date:    April 11, 2005


By:      /s/Brian W. Wixted
         ------------------

         Brian W. Wixted

         Chief Financial Officer

Date:    April 11, 2005